Schedule of Aggregate Dollar Effects of the Company’s Tax Exemption (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Aggregate dollar effect of tax holiday